Income Taxes - Reconciliation from Federal Statutory Tax Rate to Effective Tax Rate (Details) - Sarcos Corp and Subsidiaries	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State tax provision	3.70%	3.30%
Change in valuation allowance	(25.30%)	(19.30%)
Research credits	3.00%	(1.90%)
Permanent differences	(2.40%)	(3.70%)
Other	0.00%	0.60%
Total provision for income taxes	0.00%	0.00%